Segment Information (Details) - Schedule of reportable business segments - Nukkleus Inc.[Member] - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Revenues
Revenues	$ 5,633,944		$ 5,089,017		$ 11,010,332	$ 10,218,032		$ 21,513,474	$ 19,286,964
Costs of revenues
Costs of revenues	5,485,982		5,272,719		10,917,243	10,871,924		22,174,870	19,369,286
Gross profit (loss)
Gross profit (loss)	147,962		(183,702)		93,089	(653,892)		(661,396)	(82,322)
Operating expenses
Operating expenses	954,326		1,670,020		2,035,948	3,143,453		10,480,928	850,082
Other income (expense)
Other income (expense)	715				3,288			703,333	4,442
Net income (loss)
Net income (loss)	(805,649)				(1,939,571)			(11,845,657)	(936,846)
Amortization
Amortization	592,891				1,185,783			2,690,617	469,286
General Support Services [Member]
Revenues
Revenues	4,800,000				9,600,000			19,200,000	19,200,000
Costs of revenues
Costs of revenues	4,725,000				9,450,000			18,900,000	18,900,000
Gross profit (loss)
Gross profit (loss)	75,000				150,000			300,000	300,000
Net income (loss)
Net income (loss)	75,000				150,000			300,000	300,000
Financial Services [Member]
Revenues
Revenues	833,944				1,410,332			2,313,474	86,964
Costs of revenues
Costs of revenues	760,982				1,467,243			3,274,870	469,286
Gross profit (loss)
Gross profit (loss)	72,962				(56,911)			(961,396)	(382,322)
Operating expenses
Operating expenses	543,688				1,037,727			1,808,399	376,955
Other income (expense)
Other income (expense)	715				3,288			12,792	272
Net income (loss)
Net income (loss)	(470,011)				(1,091,350)			(2,782,587)	(759,549)
Amortization
Amortization	591,954				1,183,910			$ 2,687,808	469,286
Corporate/Other [Member]
Operating expenses
Operating expenses	410,638				998,221
Other income (expense)
Other income (expense)
Net income (loss)
Net income (loss)	(410,638)				(998,221)
Amortization
Amortization	$ 937				$ 1,873
As Restated [Member]
Revenues
Revenues			5,089,017			10,218,032
Costs of revenues
Costs of revenues		$ 5,290,633	5,272,719	$ 5,599,205		10,871,924	$ 16,162,557		19,369,286
Gross profit (loss)
Gross profit (loss)		(138,441)	(183,702)	(470,190)		(653,892)	(792,333)		(82,322)
Operating expenses
Operating expenses		$ 1,516,050	1,670,020	$ 1,473,433		3,143,453	$ 4,659,503		$ 850,082
Other income (expense)
Other income (expense)			(72,892)			(74,108)
Net income (loss)
Net income (loss)			(1,926,614)			(3,871,453)
Amortization
Amortization			592,891			1,504,834
As Restated [Member] | General Support Services [Member]
Revenues
Revenues			4,800,000			9,600,000
Costs of revenues
Costs of revenues			4,725,000			9,450,000
Gross profit (loss)
Gross profit (loss)			75,000			150,000
Net income (loss)
Net income (loss)			75,000			150,000
As Restated [Member] | Financial Services [Member]
Revenues
Revenues			289,017			618,032
Costs of revenues
Costs of revenues			547,719			1,421,924
Gross profit (loss)
Gross profit (loss)			(258,702)			(803,892)
Operating expenses
Operating expenses			420,697			956,978
Other income (expense)
Other income (expense)			(1,185)			(2,401)
Net income (loss)
Net income (loss)			(680,584)			(1,763,271)
Amortization
Amortization			591,955			1,503,898
As Restated [Member] | Corporate/Other [Member]
Operating expenses
Operating expenses			1,249,323			2,186,475
Other income (expense)
Other income (expense)			(71,707)			(71,707)
Net income (loss)
Net income (loss)			(1,321,030)			(2,258,182)
Amortization
Amortization			$ 936			$ 936